UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Multi-Asset Variable Growth Fund
Class I
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Growth Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$7	0.14%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$70,328,371
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	45%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Growth Fund	PAGE 1	7573-STSR-0826

Franklin Multi-Asset Variable Moderate Growth Fund
Class I
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Moderate Growth Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I1,[2]	$10	0.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$27,752,558
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	38%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Moderate Growth Fund	PAGE 1	7572-STSR-0826

Franklin Multi-Asset Variable Conservative Growth Fund
Class I
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class I1,[2]	$7	0.13%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$76,823,832
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 1	7571-STSR-0826

Franklin Multi-Asset Variable Conservative Growth Fund
Class II
Semi-Annual Shareholder Report | June 30, 2026

This semi-annual shareholder report contains important information about Franklin Multi-Asset Variable Conservative Growth Fund for the period  January 1, 2026, to June 30, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class II1,[2]	$19	0.38%
†	Annualized.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
2	Excludes fees and expenses of the underlying funds in which the Fund invests.
KEY FUND STATISTICS (as of June 30, 2026)

Total Net Assets	$76,823,832
Total Number of Portfolio Holdings	9
Portfolio Turnover Rate	30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Portfolio Composition*  (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin Multi-Asset Variable Conservative Growth Fund	PAGE 1	7526-STSR-0826

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Variable Asset Allocation Series
Financial Statements and Other Important Information
Semi-Annual  | June 30, 2026

Franklin Multi-Asset Variable Growth Fund
Franklin Multi-Asset Variable Moderate Growth Fund
Franklin Multi-Asset Variable Conservative Growth Fund
If you need assistance accessing this content, please reach out to your sales representative or send an email to accessibility@franklintempleton.com.

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedules of Investments (unaudited)
June 30, 2026
 Franklin Multi-Asset Variable Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.6%
Domestic Equity — 78.7%
Franklin Templeton ETF Trust — Franklin Small Cap Enhanced ETF		85,683	$2,651,246
Legg Mason Partners Investment Trust — Franklin U.S. Large Cap Equity Fund, Class IS Shares		746,870	22,241,777
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		207,948	18,388,822
Putnam Large Cap Value Fund, Class R6 Shares		278,952	12,075,847

Total Domestic Equity			55,357,692
Foreign Equity — 14.9%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		455,545	10,477,530

Domestic Fixed Income — 5.0%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		12,187	261,290
Franklin U.S. Core Bond ETF		122,048	2,611,827
Franklin U.S. Treasury Bond ETF		30,079	610,002

Total Domestic Fixed Income			3,483,119
Total Investments in Underlying Funds before Short-Term Investments (Cost — $55,756,409)			69,318,341
	Rate
Short-Term Investments — 1.1%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $777,896)	3.564%	777,896	777,896 (b)
Total Investments — 99.7% (Cost — $56,534,305)			70,096,237
Other Assets in Excess of Liabilities — 0.3%			232,134
Total Net Assets — 100.0%			$70,328,371

(a)
Underlying Funds are affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Funds are available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Schedules of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin Multi-Asset Variable Moderate Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.6%
Domestic Equity — 66.2%
Franklin Templeton ETF Trust — Franklin Small Cap Enhanced ETF		28,445	$880,159
Legg Mason Partners Investment Trust — Franklin U.S. Large Cap Equity Fund, Class IS Shares		247,938	7,383,591
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		69,029	6,104,206
Putnam Large Cap Value Fund, Class R6 Shares		92,606	4,008,906

Total Domestic Equity			18,376,862
Domestic Fixed Income — 19.9%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		19,276	413,278
Franklin U.S. Core Bond ETF		193,038	4,131,013
Franklin U.S. Treasury Bond ETF		47,575	964,821

Total Domestic Fixed Income			5,509,112
Foreign Equity — 12.5%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		151,230	3,478,282
Total Investments in Underlying Funds before Short-Term Investments (Cost — $22,798,985)			27,364,256
	Rate
Short-Term Investments — 1.5%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $410,212)	3.564%	410,212	410,212 (b)
Total Investments — 100.1% (Cost — $23,209,197)			27,774,468
Liabilities in Excess of Other Assets — (0.1)%			(21,910)
Total Net Assets — 100.0%			$27,752,558

(a)
Underlying Funds are affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Funds are available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

 Franklin Multi-Asset Variable Conservative Growth Fund
(Percentages shown based on Portfolio net assets)
Description		Shares	Value
Investments in Underlying Funds(a) — 98.4%
Domestic Equity — 49.4%
Franklin Templeton ETF Trust — Franklin Small Cap Enhanced ETF		58,678	$1,815,644
Legg Mason Partners Investment Trust — Franklin U.S. Large Cap Equity Fund, Class IS Shares		511,448	15,230,925
Putnam Investment Funds:
Putnam Large Cap Growth Fund, Class R6 Shares		142,385	12,591,065
Putnam Large Cap Value Fund, Class R6 Shares		191,033	8,269,822

Total Domestic Equity			37,907,456
Domestic Fixed Income — 39.7%
Franklin Templeton ETF Trust:
Franklin Investment Grade Corporate ETF		106,721	2,288,098
Franklin U.S. Core Bond ETF		1,068,701	22,870,201
Franklin U.S. Treasury Bond ETF		263,390	5,341,549

Total Domestic Fixed Income			30,499,848
Foreign Equity — 9.3%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		311,964	7,175,170
Total Investments in Underlying Funds before Short-Term Investments (Cost — $66,894,092)			75,582,474
	Rate
Short-Term Investments — 1.8%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,410,049)	3.564%	1,410,049	1,410,049 (b)
Total Investments — 100.2% (Cost — $68,304,141)			76,992,523
Liabilities in Excess of Other Assets — (0.2)%			(168,691)
Total Net Assets — 100.0%			$76,823,832

(a)
Underlying Funds are affiliated with Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.) and more information about the
Underlying Funds are available at www.franklintempleton.com (Note 8).

(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)
June 30, 2026

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund
Assets:
Investments in affiliated Underlying Funds, at cost	$55,756,409	$22,798,985	$66,894,092
Short-term investments, at cost	777,896	410,212	1,410,049
Investments in affiliated Underlying Funds, at value	$69,318,341	$27,364,256	$75,582,474
Short-term investments, at value	777,896	410,212	1,410,049
Cash	12	14	56
Receivable for investments in affiliated Underlying Funds	786,899	230,051	457,877
Distributions receivable from affiliated Underlying Funds	6,665	2,202	4,515
Distributions receivable from unaffiliated Underlying Funds	3,326	1,409	4,743
Receivable for Portfolio shares sold	—	462	591
Receivable from investment manager	—	3,415	—
Total Assets	70,893,139	28,012,021	77,460,305
Liabilities:
Payable for investments in affiliated Underlying Funds	519,097	207,553	585,535
Audit and tax fees payable	15,614	15,466	15,585
Payable for Portfolio shares repurchased	4,160	10,256	5,068
Trustees’ fees payable	27	39	41
Service and/or distribution fees payable	—	—	4,833
Accrued expenses	25,870	26,149	25,411
Total Liabilities	564,768	259,463	636,473
Total Net Assets	$70,328,371	$27,752,558	$76,823,832
Net Assets:
Par value (Note 7)	$48	$19	$50
Paid-in capital in excess of par value	47,604,662	20,483,611	61,964,009
Total distributable earnings (loss)	22,723,661	7,268,928	14,859,773
Total Net Assets	$70,328,371	$27,752,558	$76,823,832
Net Assets:
Class I	$70,328,371	$27,752,558	$52,988,056
Class II	—	—	$23,835,776
Shares Outstanding:
Class I	4,838,150	1,892,210	3,425,947
Class II	—	—	1,552,381
Net Asset Value:
Class I	$14.54	$14.67	$15.47
Class II	—	—	$15.35
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2026

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$109,482	$115,532	$570,952
Interest	16,182	6,889	21,900
Total Investment Income	125,664	122,421	592,852
Expenses:
Fund accounting fees	15,489	15,243	15,725
Audit and tax fees	14,614	14,465	14,585
Legal fees	9,928	9,627	9,971
Shareholder reports	3,265	2,362	3,393
Trustees’ fees	2,048	1,124	2,219
Commitment fees (Note 9)	287	118	314
Transfer agent fees (Notes 2 and 5)	39	39	67
Registration fees	—	—	19
Service and/or distribution fees (Notes 2 and 5)	—	—	28,630
Miscellaneous expenses	2,114	2,120	2,816
Total Expenses	47,784	45,098	77,739
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(17,576)	—
Net Expenses	47,784	27,522	77,739
Net Investment Income	77,880	94,899	515,113
Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds, Unaffiliated Underlying Funds and Investments and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	10,646,487	3,309,843	6,911,855
Sale of unaffiliated Underlying Funds and investments (Note 3)	2,760	960	1,907
Capital gain distributions from affiliated Underlying Funds	480,134	158,592	325,238
Net Realized Gain	11,129,381	3,469,395	7,239,000
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	(5,150,872)	(1,458,683)	(3,351,051)
Net Gain on Affiliated Underlying Funds, Unaffiliated Underlying Funds and Investments and Capital Gain Distributions From Affiliated Underlying Funds	5,978,509	2,010,712	3,887,949
Increase in Net Assets From Operations	$6,056,389	$2,105,611	$4,403,062
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Statements of Changes in Net Assets
Franklin Multi-Asset Variable Growth Fund

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$77,880	$590,955
Net realized gain	11,129,381	8,261,872
Change in net unrealized appreciation (depreciation)	(5,150,872)	1,789,622
Increase in Net Assets From Operations	6,056,389	10,642,449
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,320,428)	(9,418,788)
Decrease in Net Assets From Distributions to Shareholders	(5,320,428)	(9,418,788)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	78,888	379,042
Reinvestment of distributions	5,320,428	9,418,763
Cost of shares repurchased	(5,151,725)	(12,547,636)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	247,591	(2,749,831)
Increase (Decrease) in Net Assets	983,552	(1,526,170)
Net Assets:
Beginning of period	69,344,819	70,870,989
End of period	$70,328,371	$69,344,819
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Franklin Multi-Asset Variable Moderate Growth Fund

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$94,899	$375,074
Net realized gain	3,469,395	2,707,420
Change in net unrealized appreciation (depreciation)	(1,458,683)	868,820
Increase in Net Assets From Operations	2,105,611	3,951,314
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(1,537,665)	(3,794,988)
Decrease in Net Assets From Distributions to Shareholders	(1,537,665)	(3,794,988)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	96,189	237,669
Reinvestment of distributions	1,537,665	3,794,961
Cost of shares repurchased	(2,768,460)	(4,444,964)
Decrease in Net Assets From Portfolio Share Transactions	(1,134,606)	(412,334)
Decrease in Net Assets	(566,660)	(256,008)
Net Assets:
Beginning of period	28,319,218	28,575,226
End of period	$27,752,558	$28,319,218
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin Multi-Asset Variable Conservative Growth Fund

For the Six Months Ended June 30, 2026 (unaudited) and the Year Ended December 31, 2025	2026	2025
Operations:
Net investment income	$515,113	$1,525,440
Net realized gain	7,239,000	4,613,935
Change in net unrealized appreciation (depreciation)	(3,351,051)	2,831,603
Increase in Net Assets From Operations	4,403,062	8,970,978
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,070,996)	(8,676,457)
Decrease in Net Assets From Distributions to Shareholders	(3,070,996)	(8,676,457)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	1,512,687	3,004,562
Reinvestment of distributions	3,070,996	8,676,432
Cost of shares repurchased	(5,022,712)	(11,495,186)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	(439,029)	185,808
Increase in Net Assets	893,037	480,329
Net Assets:
Beginning of period	75,930,795	75,450,466
End of period	$76,823,832	$75,930,795
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Financial Highlights
Franklin Multi-Asset Variable Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.43	$14.26	$13.40	$11.85	$15.88	$14.74
Income (loss) from operations:
Net investment income	0.02	0.12	0.13	0.19	0.20	0.16
Net realized and unrealized gain (loss)	1.27	2.09	2.21	2.10	(2.63)	2.87
Total income (loss) from operations	1.29	2.21	2.34	2.29	(2.43)	3.03
Less distributions from:
Net investment income	(0.16)	(0.29)	(0.29)	(0.15)	(0.41)	(0.69)
Net realized gains	(1.02)	(1.75)	(1.19)	(0.59)	(1.19)	(1.20)
Total distributions	(1.18)	(2.04)	(1.48)	(0.74)	(1.60)	(1.89)
Net asset value, end of period	$14.54	$14.43	$14.26	$13.40	$11.85	$15.88
Total return[3]	9.29%	16.56%	17.64%	19.58%	(14.80)%	20.69%
Net assets, end of period (000s)	$70,328	$69,345	$70,871	$73,344	$70,058	$94,277
Ratios to average net assets:
Gross expenses[4]	0.14%[5]	0.14%	0.15%	0.15%	0.13%	0.12%
Net expenses[4,6]	0.14 [5]	0.14	0.15	0.15	0.13	0.12
Net investment income	0.23 [5]	0.85	0.86	1.53	1.52	1.00
Portfolio turnover rate	45%[7]	25%[7]	60%	20%	42%	19%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Variable Moderate Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.42	$14.43	$13.48	$11.95	$15.37	$14.62
Income (loss) from operations:
Net investment income	0.05	0.19	0.18	0.22	0.21	0.17
Net realized and unrealized gain (loss)	1.06	1.83	1.89	1.90	(2.47)	2.25
Total income (loss) from operations	1.11	2.02	2.07	2.12	(2.26)	2.42
Less distributions from:
Net investment income	—	(0.30)	(0.24)	(0.24)	(0.23)	(0.68)
Net realized gains	(0.86)	(1.73)	(0.88)	(0.35)	(0.93)	(0.99)
Total distributions	(0.86)	(2.03)	(1.12)	(0.59)	(1.16)	(1.67)
Net asset value, end of period	$14.67	$14.42	$14.43	$13.48	$11.95	$15.37
Total return[3]	7.88%	14.86%	15.46%	17.81%	(14.36)%	16.66%
Net assets, end of period (000s)	$27,753	$28,319	$28,575	$27,552	$26,389	$34,089
Ratios to average net assets:
Gross expenses[4]	0.33%[5]	0.31%	0.37%	0.37%	0.35%	0.31%
Net expenses[4,6,7]	0.20 [5]	0.20	0.20	0.20	0.20	0.20
Net investment income	0.69 [5]	1.32	1.22	1.73	1.61	1.04
Portfolio turnover rate	38%[8]	24%[8]	74%	18%	42%	18%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.20	$15.20	$14.41	$12.86	$16.25	$15.86
Income (loss) from operations:
Net investment income	0.11	0.32	0.29	0.31	0.26	0.21
Net realized and unrealized gain (loss)	0.80	1.52	1.40	1.57	(2.59)	1.60
Total income (loss) from operations	0.91	1.84	1.69	1.88	(2.33)	1.81
Less distributions from:
Net investment income	—	(0.40)	(0.41)	(0.33)	(0.30)	(0.57)
Net realized gains	(0.64)	(1.44)	(0.49)	—	(0.76)	(0.85)
Total distributions	(0.64)	(1.84)	(0.90)	(0.33)	(1.06)	(1.42)
Net asset value, end of period	$15.47	$15.20	$15.20	$14.41	$12.86	$16.25
Total return[3]	6.10%	12.76%	11.79%	14.63%	(14.17)%	11.47%
Net assets, end of period (000s)	$52,988	$52,735	$54,672	$59,370	$57,593	$76,687
Ratios to average net assets:
Gross expenses[4]	0.13%[5]	0.13%	0.14%	0.14%	0.13%	0.12%
Net expenses[4,6]	0.13 [5]	0.13	0.14	0.14	0.13	0.12
Net investment income	1.45 [5]	2.09	1.91	2.25	1.87	1.24
Portfolio turnover rate	30%[7]	19%[7]	84%	16%	49%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Financial Highlights (cont’d)
Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2026[2]	2025	2024	2023	2022	2021
Net asset value, beginning of period	$15.12	$15.13	$14.34	$12.81	$16.18	$15.81
Income (loss) from operations:
Net investment income	0.09	0.29	0.26	0.29	0.23	0.17
Net realized and unrealized gain (loss)	0.78	1.51	1.39	1.54	(2.57)	1.58
Total income (loss) from operations	0.87	1.80	1.65	1.83	(2.34)	1.75
Less distributions from:
Net investment income	—	(0.37)	(0.37)	(0.30)	(0.27)	(0.53)
Net realized gains	(0.64)	(1.44)	(0.49)	—	(0.76)	(0.85)
Total distributions	(0.64)	(1.81)	(0.86)	(0.30)	(1.03)	(1.38)
Net asset value, end of period	$15.35	$15.12	$15.13	$14.34	$12.81	$16.18
Total return[3]	5.87%	12.50%	11.58%	14.28%	(14.33)%	11.12%
Net assets, end of period (000s)	$23,836	$23,195	$20,778	$19,219	$15,171	$18,387
Ratios to average net assets:
Gross expenses[4]	0.38%[5]	0.38%	0.39%	0.39%	0.38%	0.37%
Net expenses[4,6]	0.38 [5]	0.38	0.39	0.39	0.38	0.37
Net investment income	1.20 [5]	1.88	1.69	2.15	1.68	1.03
Portfolio turnover rate	30%[7]	19%[7]	84%	16%	49%	17%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended June 30, 2026 (unaudited).
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.45%.
This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.
See Notes to Financial Statements.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) are separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.
Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolios follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Portfolios’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolios’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Portfolios’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an underlying fund is not available on the day of valuation, the Valuation Committee may adjust the underlying fund’s last available net asset value per share to account for significant events that have occurred subsequent to the underlying fund’s last net asset value per share calculation but prior to the day of valuation.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:
Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$69,318,341	—	—	$69,318,341
Short-Term Investments†	777,896	—	—	777,896
Total Investments	$70,096,237	—	—	$70,096,237

†	See Schedule of Investments for additional detailed categorizations.
Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$27,364,256	—	—	$27,364,256
Short-Term Investments†	410,212	—	—	410,212
Total Investments	$27,774,468	—	—	$27,774,468

†	See Schedule of Investments for additional detailed categorizations.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Variable Conservative Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$75,582,474	—	—	$75,582,474
Short-Term Investments†	1,410,049	—	—	1,410,049
Total Investments	$76,992,523	—	—	$76,992,523

†	See Schedule of Investments for additional detailed categorizations.
(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.
(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(f) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.
Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2025, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Portfolio’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Templeton, Inc. (“Franklin Templeton”) (prior to August 17, 2026, known as Franklin Resources, Inc.). Under the investment management agreements, the Portfolios do not pay a management fee.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
FTFA provides administrative and certain oversight services to the Portfolios. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset.
The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.
As a result of expense limitation arrangements between the Portfolios and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares of Variable Growth, Variable Moderate Growth and Variable Conservative Growth and Class II shares of Variable Conservative Growth did not exceed 0.20% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s  consent.
During the six months ended June 30, 2026, fees waived and/or expenses reimbursed were as follows:

Variable Moderate Growth	$17,576
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
In addition, the Portfolios indirectly pay management and/or administration fees to FTFA and certain FTFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.09% to 0.75% of the average daily net assets of the Underlying Funds.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Templeton. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolios’ shareholder servicing agent and acts as the Portfolios’ transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Templeton. Each class of shares of the Portfolios pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended June 30, 2026, Variable Growth, Variable Moderate Growth and Variable Conservative Growth incurred transfer agent fees as reported on the Statements of Operations, of which $39, $39 and $67, respectively, was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Templeton or its affiliates and do not receive compensation from the Trust.
3. Investments
During the six months ended June 30, 2026, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Variable Growth*	$30,298,902	$38,649,517
Variable Moderate Growth**	10,319,599	14,082,621
Variable Conservative Growth***	22,045,588	27,739,215

*	Excludes the value of securities received from the Underlying Funds totaling $2,769,401.
**	Excludes the value of securities received from the Underlying Funds totaling $959,305.
***	Excludes the value of securities received from the Underlying Funds totaling $1,911,875.
During the six months ended June 30, 2026, Variable Growth, Variable Moderate Growth and Variable Conservative Growth received securities in lieu of cash proceeds from the sale of their Underlying Funds: ClearBridge Small Cap Growth Fund

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

and Franklin U.S. Small Cap Equity Fund. Subsequently, the securities were sold. The realized gains and losses from the sale of these securities are noted in the Statements of Operations.
At June 30, 2026, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Variable Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$58,565,160	$13,600,769	$(2,069,692)	$11,531,077

	Variable Moderate Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$24,069,833	$4,689,931	$(985,296)	$3,704,635

	Variable Conservative Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$69,886,823	$9,476,509	$(2,370,809)	$7,105,700
4. Derivative instruments and hedging activities
During the six months ended June 30, 2026, the Portfolios did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
Variable Conservative Growth has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended June 30, 2026, class specific expenses were as follows:

Transfer Agent Fees
Variable Growth
Class I	$39

Transfer Agent Fees
Variable Moderate Growth
Class I	$39

	Service and/or Distribution Fees	Transfer Agent Fees
Variable Conservative Growth
Class I	—	$46
Class II	$28,630	21
Total	$28,630	$67
For the six months ended June 30, 2026, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Variable Moderate Growth
Class I	$17,576

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
6. Distributions to shareholders by class

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Variable Growth
Net Investment Income:
Class I	$725,000	$1,353,457
Net Realized Gains:
Class I	$4,595,428	$8,065,331

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Variable Moderate Growth
Net Investment Income:
Class I	—	$560,276
Net Realized Gains:
Class I	$1,537,665	$3,234,712

	Six Months Ended June 30, 2026	Year Ended December 31, 2025
Variable Conservative Growth
Net Investment Income:
Class I	—	$1,350,362
Class II	—	542,154
Total	—	$1,892,516
Net Realized Gains:
Class I	$2,118,308	$4,801,934
Class II	952,688	1,982,007
Total	$3,070,996	$6,783,941

7. Shares of beneficial interest
At June 30, 2026, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Variable Growth
Class I
Shares sold	5,291	$78,888	25,586	$379,042
Shares issued on reinvestment	380,031	5,320,428	678,308	9,418,763
Shares repurchased	(354,368)	(5,151,725)	(867,404)	(12,547,636)
Net increase (decrease)	30,954	$247,591	(163,510)	$(2,749,831)

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Variable Moderate Growth
Class I
Shares sold	6,845	$96,189	16,544	$237,669
Shares issued on reinvestment	108,286	1,537,665	270,613	3,794,961
Shares repurchased	(186,551)	(2,768,460)	(303,931)	(4,444,964)
Net decrease	(71,420)	$(1,134,606)	(16,774)	$(412,334)

	Six Months Ended June 30, 2026		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Variable Conservative Growth
Class I
Shares sold	12,646	$190,136	9,567	$143,939
Shares issued on reinvestment	140,565	2,118,308	414,318	6,152,271
Shares repurchased	(195,817)	(3,014,147)	(551,702)	(8,456,802)
Net decrease	(42,606)	$(705,703)	(127,817)	$(2,160,592)
Class II
Shares sold	85,715	$1,322,551	187,676	$2,860,623
Shares issued on reinvestment	63,682	952,688	171,063	2,524,161
Shares repurchased	(131,460)	(2,008,565)	(197,681)	(3,038,384)
Net increase	17,937	$266,674	161,058	$2,346,400
8. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the six months ended June 30, 2026. The following transactions were effected in such Underlying Funds for the six months ended June 30, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Variable Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Enhanced ETF
	—	$3,945,826	150,857	$1,848,156	65,174	$139,641	$10,811	—	$413,935	$2,651,246
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	$20,038,873	2,815,927	100,536	2,246,364	81,294	(27,020)	—	$480,134	1,660,361	22,241,777
Putnam Large Cap Growth Fund, Class R6 Shares
	—	17,126,009	207,948	—	—	—	—	—	1,262,813	18,388,822
Putnam Large Cap Value Fund, Class R6 Shares
	9,234,059	4,458,716	108,134	2,580,914	64,325	(52,096)	27,212	—	1,016,082	12,075,847
Franklin International Equity Fund, Class IS Shares
	10,750,572	1,369,985	61,043	2,625,675	118,897	720,205	—	—	262,443	10,477,530
Franklin Investment Grade Corporate ETF
	353,372	46,186	2,141	135,644	6,276	(2,773)	5,624	—	149	261,290
Franklin U.S. Core Bond ETF
	3,554,566	433,926	20,119	1,351,860	62,444	(23,469)	53,873	—	(1,336)	2,611,827
Franklin U.S. Treasury Bond ETF
	828,557	102,327	5,002	314,417	15,301	(9,582)	11,962	—	3,117	610,002
ClearBridge Appreciation Fund, Class IS Shares
	3,624,451	—	—	3,702,434	104,874	2,352,492	—	—	(2,274,509)	—
ClearBridge Large Cap Growth Fund, Class IS Shares
	17,216,375	—	—	17,030,890	231,341	5,837,993	—	—	(6,023,478)	—

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Variable Growth (cont’d)		Cost	Shares	Proceeds	Shares
ClearBridge Small Cap Growth Fund, Class IS Shares
	$1,539,359	—	—	$1,659,361	41,170	$1,103,185	—	—	$(983,183)	—
Franklin Small Cap Value Fund, Class R6 Shares
	1,135,323	—	—	1,205,193	18,834	79,227	—	—	(9,357)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	1,125,673	—	—	1,176,448	75,045	528,684	—	—	(477,909)	—
	$69,401,180	$30,298,902		$35,877,356		$10,646,487	$109,482	$480,134	$(5,150,872)	$69,318,341

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Variable Moderate Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Enhanced ETF
	—	$1,366,918	52,260	$674,998	23,815	$50,821	$3,623	—	$137,418	$880,159
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	$6,892,865	913,058	32,697	989,854	35,045	16,236	—	$158,592	551,286	7,383,591
Putnam Large Cap Growth Fund, Class R6 Shares
	—	5,831,927	71,072	178,638	2,043	6,578	—	—	444,339	6,104,206
Putnam Large Cap Value Fund, Class R6 Shares
	3,172,434	1,386,119	33,660	879,538	21,839	(16,596)	9,369	—	346,487	4,008,906
Franklin Investment Grade Corporate ETF
	456,663	32,242	1,489	71,371	3,306	(1,543)	8,080	—	(2,713)	413,278
Franklin U.S. Core Bond ETF
	4,582,727	324,292	15,018	732,654	33,898	(13,949)	77,262	—	(29,403)	4,131,013
Franklin U.S. Treasury Bond ETF
	1,067,656	80,322	3,927	171,921	8,382	(5,568)	17,198	—	(5,668)	964,821
Franklin International Equity Fund, Class IS Shares
	3,669,309	384,721	17,133	910,414	41,133	233,486	—	—	101,180	3,478,282
ClearBridge Appreciation Fund, Class IS Shares
	1,234,334	—	—	1,261,011	35,716	793,181	—	—	(766,504)	—
ClearBridge Large Cap Growth Fund, Class IS Shares
	5,930,490	—	—	5,859,446	79,689	1,959,969	—	—	(2,031,013)	—
ClearBridge Small Cap Growth Fund, Class IS Shares
	530,363	—	—	571,819	14,185	80,255	—	—	(38,799)	—
Franklin Small Cap Value Fund, Class R6 Shares
	391,161	—	—	415,303	6,489	27,527	—	—	(3,385)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	387,851	—	—	405,389	25,857	179,446	—	—	(161,908)	—
	$28,315,853	$10,319,599		$13,122,356		$3,309,843	$115,532	$158,592	$(1,458,683)	$27,364,256

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Variable Conservative Growth		Cost	Shares	Proceeds	Shares
Franklin Small Cap Enhanced ETF
	—	$2,726,807	104,252	$1,297,521	45,574	$102,870	$7,390	—	$283,488	$1,815,644
Franklin U.S. Large Cap Equity Fund, Class IS Shares
	$13,802,451	2,288,866	82,138	2,011,896	71,868	14,340	—	$325,238	1,137,164	15,230,925
Putnam Large Cap Growth Fund, Class R6 Shares
	—	11,642,890	142,385	—	—	—	—	—	948,175	12,591,065

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

	Affiliate Value at December 31, 2025	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Variable Conservative Growth (cont’d)		Cost	Shares	Proceeds	Shares
Putnam Large Cap Value Fund, Class R6 Shares
	$6,349,825	$2,664,188	64,745	$1,410,304	35,409	$(38,767)	$19,101	—	$704,880	$8,269,822
Franklin Investment Grade Corporate ETF
	2,346,210	146,539	6,777	182,104	8,426	(3,732)	42,940	—	(18,815)	2,288,098
Franklin U.S. Core Bond ETF
	23,605,807	1,541,530	71,496	2,042,473	94,393	(36,533)	410,142	—	(198,130)	22,870,201
Franklin U.S. Treasury Bond ETF
	5,499,996	393,211	19,247	490,758	23,888	(15,070)	91,379	—	(45,830)	5,341,549
Franklin International Equity Fund, Class IS Shares
	7,351,456	641,557	28,560	1,490,292	67,668	353,947	—	—	318,502	7,175,170
ClearBridge Appreciation Fund, Class IS Shares
	2,395,550	—	—	2,446,906	69,316	1,653,290	—	—	(1,601,934)	—
ClearBridge Large Cap Growth Fund, Class IS Shares
	11,837,185	—	—	11,674,365	159,059	3,989,637	—	—	(4,152,457)	—
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,058,399	—	—	1,141,063	28,307	496,305	—	—	(413,641)	—
Franklin Small Cap Value Fund, Class R6 Shares
	780,655	—	—	828,797	12,950	56,495	—	—	(8,353)	—
Franklin U.S. Small Cap Equity Fund, Class IS Shares
	773,981	—	—	808,954	51,599	339,073	—	—	(304,100)	—
	$75,801,515	$22,045,588		$25,825,433		$6,911,855	$570,952	$325,238	$(3,351,051)	$75,582,474

9. Redemption facility
The Portfolios, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Templeton or its affiliates, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 29, 2027.
Under the terms of the Global Credit Facility, the Portfolios shall, in addition to interest charged on any borrowings made by the Portfolios and other costs incurred by the Portfolios, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statements of Operations. The Portfolios did not utilize the Global Credit Facility during the six months ended June 30, 2026.
10. Operating segments
Each Portfolio operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the Portfolios within the Portfolios’ investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Portfolios’ operating results and allocating resources in accordance with the Portfolios’ investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Portfolios’ Schedules of Investments provide details of the Portfolios’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Variable Asset Allocation Series 2026 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited)
Legg Mason Partners Variable Equity Trust
 — Franklin Multi-Asset Variable Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Variable Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation aggressive growth funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares was below the median performance of the funds in the Performance Universe for the 1-year period ended December 31, 2025 and was above the median performance of the funds in the Performance Universe for the 3-, 5- and 10-year periods ended December 31, 2025. The Board noted the explanations from the Manager and Franklin Advisers concerning the reasons for the Fund’s relative performance versus the peer group for the various periods.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there

Franklin Variable Asset Allocation Series

is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of nine mixed-asset target allocation aggressive growth funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation aggressive growth funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was approximately equivalent to the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and was above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses and noted the limited size of the Expense Group. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
Legg Mason Partners Variable Equity Trust
 — Franklin Multi-Asset Variable Moderate Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Variable Moderate Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Variable Asset Allocation Series

during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation growth funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2025 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of 10 mixed-asset target allocation growth funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation growth funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Variable Asset Allocation Series

Legg Mason Partners Variable Equity Trust
 — Franklin Multi-Asset Variable Conservative Growth Fund
At an in-person meeting of the Board of Trustees of Legg Mason Partners Variable Equity Trust (the “Trust”) held on May 6-7, 2026, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Franklin Templeton Fund Adviser, LLC (the “Manager”) with respect to Franklin Multi-Asset Variable Conservative Growth Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement pursuant to which Franklin Advisers, Inc. (“Franklin Advisers”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with Franklin Advisers, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”
Background
The Board received extensive information in advance of the meeting to assist it in its consideration of the Agreements and asked questions and requested additional information from management. Throughout the year the Board (including its various committees) had met with representatives of the Manager and the Sub-Advisers and had received information relevant to the renewal of the Agreements. Prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Sub-Advisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information received and considered by the Board both in conjunction with the May 2026 meeting and throughout the year was both written and oral. The contractual arrangements discussed below are the product of multiple years of review and negotiation and information received and considered by the Board during those years.
The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Sub-Advisers pursuant to the Sub-Advisory Agreements.
Board approval of management agreement and sub-advisory agreements
The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Sub-Advisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Sub-Advisers in providing services to the Fund.
In approving the Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.
After considering all relevant factors and information, the Board, exercising its business judgment, determined that the continuation of the Agreements was in the best interests of the Fund and its shareholders and approved the continuation of each such agreement for another year.
Nature, extent and quality of the services under the management agreement and sub-advisory agreements
The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and the Sub-Advisory Agreements, respectively,

Franklin Variable Asset Allocation Series

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge gained as Trustees of funds in the fund complex overseen by the Trustees, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Sub-Advisers, and of the undertakings required of the Manager and Sub-Advisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity risk management programs, derivatives risk management programs, cybersecurity programs and valuation-related policies, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Sub-Adviser’s risk management processes.
The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Sub-Adviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources of Franklin Templeton, Inc. (prior to August 17, 2026, known as Franklin Resources, Inc.), the parent organization of the Manager and the Sub-Advisers. The Board recognized the importance of having a fund manager with significant resources.
The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the policies and practices of the Manager and the Sub-Advisers regarding the selection of brokers and dealers and the execution of portfolio transactions. The Board considered management’s periodic reports to the Board on, among other things, its business plans, any organizational changes and portfolio manager compensation.
The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful, they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management throughout the year at periodic intervals information comparing the Fund’s performance against its benchmark and against the Fund’s peers. The Board also considered the Fund’s performance in light of overall financial market conditions.
The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as mixed-asset target allocation moderate funds underlying variable insurance products by Lipper, showed, among other data, that the performance of the Fund’s Class I shares for the 1-, 3-, 5- and 10-year periods ended December 31, 2025 was above the median performance of the funds in the Performance Universe for each period.
The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and each Sub-Advisory Agreement were sufficient for renewal.
Expense ratios
The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund.

Franklin Variable Asset Allocation Series

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes.
The Board also received and considered information comparing the Fund’s overall expense ratio with those of a group of 10 mixed-asset target allocation moderate funds underlying variable insurance products (including the Fund) selected by Broadridge to be comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of mixed-asset target allocation moderate funds of funds underlying variable insurance products (including the Fund) (the “Expense Universe”). This information showed that the Fund’s actual total expense ratio was above the median of the total expense ratios of the funds in the Expense Group, before including underlying fund expenses, and was above the median of the actual total expense ratios of the funds in the Expense Universe, after including underlying fund expenses. The Board took into account management’s discussion of the Fund’s expenses. The Board also considered that the current limitation on the Fund’s expenses is expected to continue until and expire on December 31, 2027.
Taking all of the above into consideration, as well as the factors identified below, the Board determined that the expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.
Manager profitability
The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to Franklin Templeton’s investment management business. The Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.
Economies of scale
The Board received and discussed information concerning whether the Manager realizes economies of scale with respect to the management of the Fund as the Fund’s assets grow. The Board also noted the size of the Fund.
The Board determined that the management fee structure for the Fund was reasonable.
Other benefits to the manager and the sub-advisers
The Board considered other benefits received by the Manager, the Sub-Advisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders, including the appointment of an affiliate of the Manager as the transfer agent of the Fund.
In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Sub-Advisers to the Fund, the Board considered that the ancillary benefits that the Manager, the Sub-Advisers and their affiliates received were reasonable.

Franklin Variable Asset Allocation Series

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Franklin
Variable Asset Allocation Series
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Franklin Variable Asset Allocation Series
Franklin Multi-Asset Variable Growth Fund
Franklin Multi-Asset Variable Moderate Growth Fund
Franklin Multi-Asset Variable Conservative Growth Fund
The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.
Franklin Variable Asset Allocation Series
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 877-6LM-FUND/656-3863.
Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.
Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FVAAS-SFSOI 8/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “Principal Executive Officer” and “Principal Financial Officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2026